                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:    6/30/10
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                      8/5/10
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:      $144,355
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

           FORM 13F INFORMATION TABLE - BIRINYI ASSOCIATES 6/30/2010

              COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6       COLUMN 8
                                                                          -----------------------             VOTING AUTHORITY
                                                                                                             -------------------
               NAME OF                                            VALUE   SHRS OR                 INVESTMENT
               ISSUER                  TITLE OF CLASS  CUSIP    (X $1000) PRN AMT SH/PRN PUT/CALL DISCRETION  SOLE   SHARED NONE
               -------                 -------------- --------- --------- ------- ------ -------- ---------- ------- ------ ----
Altria Group Inc                        Common Stock  02209S103  $   673   33,600                    SOLE     33,600
Amazon.com Inc                          Common Stock  023135106  $ 2,219   20,310                    SOLE     20,310
American Express Co                     Common Stock  025816109  $ 1,127   28,400                    SOLE     28,400
Amgen Inc                               Common Stock  031162100  $   307    5,827                    SOLE      5,827
Annaly Capital Management Inc               REIT      035710409  $ 1,076   62,750                    SOLE     62,750
Apple Inc                               Common Stock  037833100  $13,043   51,855                    SOLE     51,855
AT&T Inc                                Common Stock  00206R102  $   266   11,000                    SOLE     11,000
B&G Foods Inc                           Common Stock  05508R106  $   596   55,300                    SOLE     55,300
Baidu Inc/China                             ADR       056752108  $   885   13,000                    SOLE     13,000
Bank of America Corp                    Common Stock  060505104  $   257   17,875                    SOLE     17,875
BlackRock Inc                           Common Stock  09247X101  $   853    5,950                    SOLE      5,950
Boeing Co/The                           Common Stock  097023105  $   216    3,448                    SOLE      3,448
BP Prudhoe Bay Royalty Trust            Royalty Trst  055630107  $ 2,287   25,650                    SOLE     25,650
Caterpillar Inc                         Common Stock  149123101  $ 1,544   25,701                    SOLE     25,701
Chevron Corp                            Common Stock  166764100  $ 1,227   18,079                    SOLE     18,079
Chipotle Mexican Grill Inc              Common Stock  169656105  $   718    5,250                    SOLE      5,250
Citigroup Inc                           Common Stock  172967101  $   677  180,000                    SOLE    180,000
CME Group Inc                           Common Stock  12572Q105  $ 3,420   12,148                    SOLE     12,148
Coca-Cola Co/The                        Common Stock  191216100  $   489    9,750                    SOLE      9,750
Compass Diversified Holdings            Common Stock  20451Q104  $ 1,096   81,762                    SOLE     81,762
Consolidated Edison Inc                 Common Stock  209115104  $ 1,892   43,900                    SOLE     43,900
Deckers Outdoor Corp                    Common Stock  243537107  $   524   11,000                    SOLE     11,000
Deere & Co                              Common Stock  244199105  $   610   10,950                    SOLE     10,950
Energy Select Sector SPDR Fund              ETP       81369Y506  $   559   11,250                    SOLE     11,250
Enerplus Resources Fund                     Unit      29274D604  $ 3,211  148,850                    SOLE    148,850
Exxon Mobil Corp                        Common Stock  30231G102  $ 2,086   36,550                    SOLE     36,550
Financial Select Sector SPDR Fund           ETP       81369Y605  $   207   15,000                    SOLE     15,000
Ford Motor Co                           Common Stock  345370860  $ 1,362  135,100                    SOLE    135,100
Freeport-McMoRan Copper & Gold Inc      Common Stock  35671D857  $   837   14,150                    SOLE     14,150
General Electric Co                     Common Stock  369604103  $ 4,132  286,575                    SOLE    286,575
General Mills Inc                       Common Stock  370334104  $   535   15,050                    SOLE     15,050
Goldman Sachs Group Inc/The             Common Stock  38141G104  $ 5,261   40,075                    SOLE     40,075
Google Inc                              Common Stock  38259P508  $12,088   27,167                    SOLE     27,167
Green Mountain Coffee Roasters Inc      Common Stock  393122106  $   469   18,250                    SOLE     18,250
Infosys Technologies Ltd                    ADR       456788108  $   314    5,235                    SOLE      5,235
International Business Machines Corp    Common Stock  459200101  $ 3,270   26,486                    SOLE     26,486
JPMorgan Chase & Co                     Common Stock  46625H100  $ 1,062   29,000                    SOLE     29,000
Kimberly-Clark Corp                     Common Stock  494368103  $   637   10,500                    SOLE     10,500
Kraft Foods Inc                         Common Stock  50075N104  $   328   11,716                    SOLE     11,716
Las Vegas Sands Corp                    Common Stock  517834107  $   209    9,450                    SOLE      9,450
Mastercard Inc                          Common Stock  57636Q104  $ 2,285   11,450                    SOLE     11,450
McDonald's Corp                         Common Stock  580135101  $ 5,003   75,957                    SOLE     75,957
Microsoft Corp                          Common Stock  594918104  $   428   18,600                    SOLE     18,600
NetFlix Inc                             Common Stock  64110L106  $ 1,195   11,000                    SOLE     11,000
NVR Inc                                 Common Stock  62944T105  $   328      500                    SOLE        500
Oil Services Holders Trust                  ETP       678002106  $ 4,586   48,500                    SOLE     48,500
Oshkosh Corp                            Common Stock  688239201  $   288    9,250                    SOLE      9,250
Overseas Shipholding Group Inc          Common Stock  690368105  $ 1,382   37,300                    SOLE     37,300
PetroChina Co Ltd                           ADR       71646E100  $ 1,262   11,500                    SOLE     11,500
Philip Morris International Inc         Common Stock  718172109  $   990   21,600                    SOLE     21,600
Polo Ralph Lauren Corp                  Common Stock  731572103  $   208    2,850                    SOLE      2,850
priceline.com Inc                       Common Stock  741503403  $ 1,571    8,900                    SOLE      8,900
Procter & Gamble Co/The                 Common Stock  742718109  $ 1,625   27,100                    SOLE     27,100
Rydex S&P Equal Weight ETF                  ETP       78355W106  $   794   21,000                    SOLE     21,000
Schlumberger Ltd                        Common Stock  806857108  $ 1,433   25,900                    SOLE     25,900
SPDR Dow Jones Industrial Average ETF
 Trust                                      ETP       78467X109  $ 3,577   36,600                    SOLE     36,600
SPDR S&P 500 ETF Trust                      ETP       78462F103  $33,691  326,396                    SOLE    326,396
Suburban Propane Partners LP              Ltd Part    864482104  $   211    4,500                    SOLE      4,500
Tiffany & Co                            Common Stock  886547108  $   461   12,150                    SOLE     12,150
Toyota Motor Corp                           ADR       892331307  $   343    5,000                    SOLE      5,000
United States Steel Corp                Common Stock  912909108  $ 1,122   29,100                    SOLE     29,100
United Technologies Corp                Common Stock  913017109  $   811   12,500                    SOLE     12,500
Verizon Communications Inc              Common Stock  92343V104  $ 3,042  116,202                    SOLE    116,202
Wal-Mart Stores Inc                     Common Stock  931142103  $ 3,568   74,225                    SOLE     74,225
Wells Fargo & Co                        Common Stock  949746101  $   705   27,553                    SOLE     27,553
Whirlpool Corp                          Common Stock  963320106  $   439    5,000                    SOLE      5,000
Wynn Resorts Ltd                        Common Stock  983134107  $   439    5,750                    SOLE      5,750